Note 6 - Bank Premises, Furniture, Fixtures and Equipment - Summary of Bank Premises, Furniture, Fixtures and Equipments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Gross	$ 43,642	$ 42,019
Less accumulated depreciation	15,937	15,358
Total	27,705	26,661
Land and Building [Member]
Property, Plant and Equipment, Gross	35,120	35,108
Furniture Fixtures and Equipment [Member]
Property, Plant and Equipment, Gross	$ 8,522	$ 6,911